Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 7.8%
Ampol Ltd.	1,068	$ 19,755
APA Group	5,460	33,595
Aristocrat Leisure Ltd.	2,835	59,780
ASX Ltd.	914	42,065
Aurizon Holdings Ltd.	9,002	19,909
Australia & New Zealand Banking Group Ltd.	14,049	205,660
BHP Group Ltd.	23,631	587,422
BlueScope Steel Ltd.	2,342	22,745
Brambles Ltd.	6,840	50,038
Cochlear Ltd.	311	38,632
Coles Group Ltd.	6,148	64,814
Commonwealth Bank of Australia	7,968	463,538
Computershare Ltd.	2,529	40,338
CSL Ltd.	2,252	409,565
Dexus, REIT	4,924	24,495
Domino’s Pizza Enterprises Ltd.	257	8,467
Endeavour Group Ltd.	6,305	28,335
Evolution Mining Ltd.	8,141	10,621
Fortescue Metals Group Ltd.	7,987	85,743
Goodman Group, REIT	7,772	78,550
GPT Group, REIT	9,124	22,456
IDP Education Ltd.	928	15,589
Insurance Australia Group Ltd.	11,762	34,795
Lendlease Corp. Ltd.	3,300	18,867
Lottery Corp. Ltd. (A)	10,563	28,308
Macquarie Group Ltd.	1,705	166,340
Medibank Pvt Ltd.	13,102	29,285
Mineral Resources Ltd.	766	32,152
Mirvac Group, REIT	17,945	22,354
National Australia Bank Ltd.	14,927	276,384
Newcrest Mining Ltd.	4,183	45,926
Northern Star Resources Ltd.	5,554	27,810
Orica Ltd.	2,103	17,904
Origin Energy Ltd.	8,018	26,603
Qantas Airways Ltd. (A)	4,255	13,655
QBE Insurance Group Ltd.	6,998	51,923
Ramsay Health Care Ltd.	863	31,679
REA Group Ltd.	238	17,323
Reece Ltd.	1,231	11,062
Rio Tinto Ltd.	1,744	105,499
Santos Ltd.	15,222	70,319
Scentre Group, REIT	24,869	40,633
SEEK Ltd.	1,689	20,528
Sonic Healthcare Ltd.	2,152	41,975
South32 Ltd.	21,924	52,046
Stockland, REIT	10,888	22,787
Suncorp Group Ltd.	5,891	38,014
Telstra Corp. Ltd.	19,287	47,624
Transurban Group	14,421	113,889
Treasury Wine Estates Ltd.	3,372	27,132
Vicinity Centres, REIT	18,580	20,716
Washington H Soul Pattinson & Co. Ltd.	957	16,453
Wesfarmers Ltd.	5,302	144,949
Westpac Banking Corp.	16,228	214,696
WiseTech Global Ltd.	710	23,197
Woodside Energy Group Ltd.	8,855	180,921
Woolworths Group Ltd.	5,627	122,278

		4,488,138

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,609	$ 35,273
OMV AG	661	23,924
Verbund AG	326	27,833
voestalpine AG	528	8,944

		95,974

Belgium - 0.8%
Ageas SA	795	28,995
Anheuser-Busch InBev SA	4,059	183,859
D’ieteren Group	115	16,204
Elia Group SA	151	17,768
Groupe Bruxelles Lambert NV	495	34,618
KBC Group NV	1,175	55,759
Proximus SADP	740	7,672
Sofina SA	70	12,081
Solvay SA	327	25,317
UCB SA	570	39,557
Umicore SA	936	27,478
Warehouses De Pauw CVA, REIT	689	16,922

		466,230

Cayman Islands - 0.0% (B)
Sands China Ltd. (A)	11,200	27,891

Chile - 0.0% (B)
Antofagasta PLC	1,774	21,738

Denmark - 2.6%
AP Moller - Maersk AS, Class A	14	24,735
AP Moller - Maersk AS, Class B	24	43,614
Carlsberg AS, Class B	466	54,492
Chr Hansen Holding AS	470	23,152
Coloplast AS, Class B	546	55,487
Danske Bank AS	3,258	40,551
Demant AS (A)	492	12,163
DSV AS	890	104,261
Genmab AS (A)	306	98,441
GN Store Nord AS	556	9,739
Novo Nordisk AS, Class B	7,750	772,038
Novozymes AS, B Shares	971	48,795
Orsted AS (C)	882	70,296
Pandora AS	441	20,624
ROCKWOOL AS, B Shares	40	6,310
Tryg AS	1,710	35,301
Vestas Wind Systems AS	4,671	86,006

		1,506,005

Finland - 1.2%
Elisa OYJ	647	29,315
Fortum OYJ	2,003	26,914
Kesko OYJ, B Shares	1,242	23,172
Kone OYJ, Class B	1,543	59,450
Neste OYJ	1,963	85,566
Nokia OYJ	25,262	108,451
Nordea Bank Abp	5,888	50,317
Nordea Bank Abp	10,152	86,883
Orion OYJ, Class B	511	21,517
Sampo OYJ, A Shares	2,295	97,977
Stora Enso OYJ, R Shares	2,749	34,922
UPM-Kymmene OYJ	2,509	79,622
Wartsila OYJ Abp	2,178	13,913

		718,019

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France - 10.8%
Accor SA (A)	852	$ 17,837
Aeroports de Paris (A)	142	16,410
Air Liquide SA	2,433	278,090
Airbus SE	2,753	237,310
Alstom SA	1,432	23,164
Amundi SA (C)	311	12,947
Arkema SA	299	21,791
AXA SA	9,097	198,614
BioMerieux	195	15,424
BNP Paribas SA	5,201	219,686
Bollore SE	3,935	18,054
Bouygues SA	1,089	28,487
Bureau Veritas SA	1,294	28,956
Capgemini SE	769	123,117
Carrefour SA	2,819	39,097
Cie de Saint-Gobain	2,323	83,060
Cie Generale des Etablissements Michelin SCA	3,104	69,547
Covivio, REIT	226	10,887
Credit Agricole SA	5,774	46,873
Danone SA	3,056	144,504
Dassault Aviation SA	120	13,652
Dassault Systemes SE	3,113	107,476
Edenred	1,178	54,271
Eiffage SA	382	30,634
Electricite de France SA	2,758	31,986
Engie SA	8,605	99,043
EssilorLuxottica SA	1,346	182,952
Eurazeo SE	189	9,862
Gecina SA, REIT	230	18,014
Getlink SE	1,973	30,596
Hermes International	148	174,066
Ipsen SA	182	16,844
Kering SA	351	155,686
Klepierre SA, REIT (A)	975	16,951
L’Oreal SA	1,128	360,669
La Francaise des Jeux SAEM (C)	510	15,129
Legrand SA	1,224	79,143
LVMH Moet Hennessy Louis Vuitton SE	1,296	764,089
Orange SA	9,228	83,463
Pernod Ricard SA	983	180,335
Publicis Groupe SA	1,066	50,510
Remy Cointreau SA	104	17,259
Renault SA (A)	871	23,566
Safran SA	1,599	145,493
Sanofi	5,320	405,099
Sartorius Stedim Biotech	131	40,182
Schneider Electric SE	2,523	284,975
SEB SA	124	7,800
Societe Generale SA	3,713	73,429
Sodexo SA	432	32,443
Teleperformance	274	69,509
Thales SA	498	54,877
TotalEnergies SE	11,582	543,364
Ubisoft Entertainment SA (A)	453	12,450
Unibail-Rodamco-Westfield, CDI (A)	4,482	8,745
Unibail-Rodamco-Westfield, REIT (A)	298	12,331
Valeo	1,042	15,744
Veolia Environnement SA	3,132	59,859
Vinci SA	2,495	201,747
Vivendi SE	3,274	25,395
Wendel SE	119	8,517
Worldline SA (A) (C)	1,153	45,573

		6,197,583

	Shares	Value
COMMON STOCKS (continued)
Germany - 6.9%
adidas AG	801	$ 92,084
Allianz SE	1,906	300,260
BASF SE	4,291	164,682
Bayer AG	4,589	211,436
Bayerische Motoren Werke AG	1,551	105,123
Bechtle AG	414	14,883
Beiersdorf AG	469	46,085
Brenntag SE	695	42,014
Carl Zeiss Meditec AG	177	18,386
Commerzbank AG (A)	5,060	36,022
Continental AG	536	23,784
Covestro AG (C)	909	25,990
Daimler Truck Holding AG (A)	2,138	48,335
Delivery Hero SE (A) (C)	789	28,820
Deutsche Bank AG	9,838	72,840
Deutsche Boerse AG	892	146,223
Deutsche Lufthansa AG (A)	2,852	16,394
Deutsche Post AG	4,633	139,637
Deutsche Telekom AG	15,140	257,708
E.ON SE	10,372	79,686
Evonik Industries AG	979	16,396
Fresenius Medical Care AG & Co. KGaA	932	26,257
Fresenius SE & Co. KGaA	1,971	42,012
GEA Group AG	686	22,201
Hannover Rueck SE	284	42,573
HeidelbergCement AG	701	27,692
HelloFresh SE (A)	742	15,532
Henkel AG & Co. KGaA	496	28,110
Infineon Technologies AG	6,107	133,646
KION Group AG	326	6,243
Knorr-Bremse AG	313	13,441
LEG Immobilien SE	340	20,294
Mercedes-Benz Group AG	3,773	190,789
Merck KGaA	606	98,100
MTU Aero Engines AG	251	37,513
Muenchener Rueckversicherungs-Gesellschaft AG	655	157,672
Nemetschek SE	252	11,962
Puma SE	501	23,176
Rational AG	21	10,171
Rheinmetall AG	202	31,101
RWE AG	3,018	110,930
SAP SE	4,884	398,022
Scout24 SE (C)	390	19,543
Siemens AG	3,569	348,844
Siemens Healthineers AG (C)	1,317	56,493
Symrise AG	613	59,775
Telefonica Deutschland Holding AG	5,130	10,372
Uniper SE	386	1,457
United Internet AG	469	8,767
Volkswagen AG	147	23,957
Vonovia SE	3,380	72,946
Zalando SE (A) (C)	1,043	20,373

		3,956,752

Hong Kong - 3.0%
AIA Group Ltd.	56,400	469,581
BOC Hong Kong Holdings Ltd.	17,000	56,537
Budweiser Brewing Co. APAC Ltd. (C)	7,500	19,530
Chow Tai Fook Jewellery Group Ltd.	9,800	18,418
CK Asset Holdings Ltd.	9,415	56,522
CK Hutchison Holdings Ltd.	12,500	68,828
CK Infrastructure Holdings Ltd.	3,000	15,301
CLP Holdings Ltd.	7,500	56,683
ESR Group Ltd. (C)	9,000	22,638
Futu Holdings Ltd., ADR (A)	300	11,187
Galaxy Entertainment Group Ltd.	10,000	58,779

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hang Lung Properties Ltd.	9,000	$ 14,779
Hang Seng Bank Ltd.	3,500	53,174
Henderson Land Development Co. Ltd.	6,531	18,288
HK Electric Investments & HK Electric Investments Ltd.	11,500	8,058
HKT Trust & HKT Ltd.	18,000	21,082
Hong Kong & China Gas Co. Ltd.	51,085	44,998
Hong Kong Exchanges & Clearing Ltd.	5,672	193,883
Hongkong Land Holdings Ltd.	5,000	21,970
Jardine Matheson Holdings Ltd.	800	40,446
Link, REIT	9,793	68,360
MTR Corp. Ltd.	7,015	32,177
New World Development Co. Ltd.	7,278	20,670
Power Assets Holdings Ltd.	6,500	32,583
Sino Land Co. Ltd.	16,995	22,354
SITC International Holdings Co. Ltd.	6,000	11,004
Sun Hung Kai Properties Ltd.	6,850	75,599
Swire Pacific Ltd., Class A	2,500	18,686
Swire Properties Ltd.	5,800	12,477
Techtronic Industries Co. Ltd.	6,500	62,024
WH Group Ltd. (C)	36,787	23,137
Wharf Real Estate Investment Co. Ltd.	8,300	37,627
Xinyi Glass Holdings Ltd.	8,000	11,569

		1,698,949

Ireland - 1.0%
AerCap Holdings NV (A)	700	29,631
CRH PLC	3,581	115,136
DCC PLC	470	24,408
Experian PLC	4,318	126,399
Flutter Entertainment PLC (A)	776	85,540
James Hardie Industries PLC, CDI	2,096	41,171
Kerry Group PLC, Class A	734	65,423
Kingspan Group PLC	725	32,664
Smurfit Kappa Group PLC	1,145	32,746

		553,118

Israel - 0.8%
Azrieli Group Ltd.	202	13,786
Bank Hapoalim BM	6,008	50,716
Bank Leumi Le-Israel BM	7,182	61,340
Bezeq The Israeli Telecommunication Corp. Ltd.	9,388	15,346
Check Point Software Technologies Ltd. (A)	450	50,409
CyberArk Software Ltd. (A)	200	29,988
Elbit Systems Ltd.	129	24,424
ICL Group Ltd.	3,199	25,638
Israel Discount Bank Ltd., A Shares	5,903	29,723
Mizrahi Tefahot Bank Ltd.	740	25,907
Nice Ltd. (A)	297	55,888
Teva Pharmaceutical Industries Ltd., ADR (A)	5,215	42,085
Tower Semiconductor Ltd. (A)	506	22,088
Wix.com Ltd. (A)	300	23,469
ZIM Integrated Shipping Services Ltd.	400	9,400

		480,207

Italy - 1.9%
Amplifon SpA	566	14,747
Assicurazioni Generali SpA	5,194	70,921
Atlantia SpA	2,342	51,678
Davide Campari-Milano NV	2,567	22,712
DiaSorin SpA	114	12,722
Enel SpA	38,123	156,351
Eni SpA	11,808	125,504
Ferrari NV	591	109,445

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	2,872	$ 35,471
Infrastrutture Wireless Italiane SpA (C)	1,396	12,179
Intesa Sanpaolo SpA	77,917	128,798
Mediobanca Banca di Credito Finanziario SpA	2,679	20,962
Moncler SpA	925	37,763
Nexi SpA (A) (C)	2,449	19,783
Poste Italiane SpA (C)	2,434	18,389
Prysmian SpA	1,209	34,630
Recordati Industria Chimica e Farmaceutica SpA	490	17,933
Snam SpA	9,074	36,676
Telecom Italia SpA (A)	46,799	8,656
Terna - Rete Elettrica Nazionale	6,565	39,984
UniCredit SpA	9,809	99,307

		1,074,611

Japan - 22.5%
Advantest Corp.	900	41,563
Aeon Co. Ltd.	3,100	57,888
AGC, Inc.	900	28,019
Aisin Corp.	700	18,018
Ajinomoto Co., Inc.	2,200	60,129
ANA Holdings, Inc. (A)	700	13,168
Asahi Group Holdings Ltd.	2,100	65,470
Asahi Intecc Co. Ltd.	1,000	15,948
Asahi Kasei Corp.	5,700	37,776
Astellas Pharma, Inc.	8,600	113,927
Azbil Corp.	600	15,640
Bandai Namco Holdings, Inc.	900	58,651
Bridgestone Corp.	2,700	87,320
Brother Industries Ltd.	1,100	19,004
Canon, Inc.	4,600	100,476
Capcom Co. Ltd.	800	20,142
Central Japan Railway Co.	700	82,174
Chiba Bank Ltd.	2,500	13,538
Chubu Electric Power Co., Inc.	3,100	27,880
Chugai Pharmaceutical Co. Ltd.	3,200	79,946
Concordia Financial Group Ltd.	4,900	15,207
CyberAgent, Inc.	2,100	17,682
Dai Nippon Printing Co. Ltd.	1,100	22,038
Dai-ichi Life Holdings, Inc.	4,600	73,141
Daifuku Co. Ltd.	500	23,519
Daiichi Sankyo Co. Ltd.	8,200	229,197
Daikin Industries Ltd.	1,200	184,643
Daito Trust Construction Co. Ltd.	300	28,063
Daiwa House Industry Co. Ltd.	2,700	54,898
Daiwa House Investment Corp., REIT	11	22,973
Daiwa Securities Group, Inc.	6,300	24,727
Denso Corp.	2,000	91,446
Dentsu Group, Inc.	1,000	28,427
Disco Corp.	100	22,045
East Japan Railway Co.	1,400	71,798
Eisai Co. Ltd.	1,200	64,391
ENEOS Holdings, Inc.	14,500	46,765
FANUC Corp.	900	126,373
Fast Retailing Co. Ltd.	300	158,983
Fuji Electric Co. Ltd.	600	21,991
FUJIFILM Holdings Corp.	1,700	77,647
Fujitsu Ltd.	900	98,687
GLP J-REIT	19	21,072
GMO Payment Gateway, Inc.	200	13,710
Hakuhodo DY Holdings, Inc.	1,100	7,745
Hamamatsu Photonics KK	700	30,004
Hankyu Hanshin Holdings, Inc.	1,000	30,096
Hikari Tsushin, Inc.	100	11,747

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hirose Electric Co. Ltd.	100	$ 13,114
Hitachi Construction Machinery Co. Ltd.	500	9,292
Hitachi Ltd.	4,500	191,502
Hitachi Metals Ltd. (A)	1,000	15,045
Honda Motor Co. Ltd.	7,600	164,964
Hoshizaki Corp.	600	16,734
Hoya Corp.	1,700	163,810
Hulic Co. Ltd.	1,600	11,788
Ibiden Co. Ltd.	500	13,669
Idemitsu Kosan Co. Ltd.	900	19,560
Iida Group Holdings Co. Ltd.	700	9,475
Inpex Corp.	4,900	45,703
Isuzu Motors Ltd.	2,700	29,855
Ito En Ltd.	300	12,135
ITOCHU Corp.	5,500	132,758
Itochu Techno-Solutions Corp.	400	9,376
Japan Airlines Co. Ltd. (A)	700	12,536
Japan Exchange Group, Inc.	2,300	31,085
Japan Metropolitan Fund Investment Corp., REIT	30	22,524
Japan Post Bank Co. Ltd.	2,000	13,980
Japan Post Holdings Co. Ltd.	11,200	74,202
Japan Post Insurance Co. Ltd.	1,000	14,006
Japan Real Estate Investment Corp., REIT	6	24,752
Japan Tobacco, Inc.	5,500	90,380
JFE Holdings, Inc.	2,200	20,428
JSR Corp.	900	17,066
Kajima Corp.	2,100	19,905
Kakaku.com, Inc.	600	10,168
Kansai Electric Power Co., Inc.	3,400	28,446
Kao Corp.	2,200	89,519
KDDI Corp.	7,500	219,272
Keio Corp.	500	18,220
Keisei Electric Railway Co. Ltd.	700	19,070
Keyence Corp.	900	297,504
Kikkoman Corp.	700	39,684
Kintetsu Group Holdings Co. Ltd.	800	26,635
Kirin Holdings Co. Ltd.	3,900	60,082
Kobayashi Pharmaceutical Co. Ltd.	300	17,581
Kobe Bussan Co. Ltd.	700	16,840
Koei Tecmo Holdings Co. Ltd.	520	8,560
Koito Manufacturing Co. Ltd.	1,000	13,672
Komatsu Ltd.	4,300	78,296
Konami Group Corp.	500	23,151
Kose Corp.	200	20,621
Kubota Corp.	4,700	65,315
Kurita Water Industries Ltd.	500	17,752
Kyocera Corp.	1,500	75,568
Kyowa Kirin Co. Ltd.	1,300	29,890
Lasertec Corp.	300	30,175
Lixil Corp.	1,300	19,075
M3, Inc.	2,100	58,636
Makita Corp.	1,000	19,405
Marubeni Corp.	7,300	63,696
Mazda Motor Corp.	2,700	17,928
McDonald’s Holdings Co. Japan Ltd.	400	13,937
MEIJI Holdings Co. Ltd.	500	22,195
Minebea Mitsumi, Inc.	1,700	25,150
MISUMI Group, Inc.	1,300	27,992
Mitsubishi Chemical Group Corp.	6,100	27,943
Mitsubishi Corp.	5,900	161,366
Mitsubishi Electric Corp.	9,100	82,337
Mitsubishi Estate Co. Ltd.	5,500	72,469
Mitsubishi HC Capital, Inc.	2,900	12,465
Mitsubishi Heavy Industries Ltd.	1,500	49,889
Mitsubishi UFJ Financial Group, Inc.	55,800	252,781
Mitsui & Co. Ltd.	6,500	138,318

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Chemicals, Inc.	900	$ 17,543
Mitsui Fudosan Co. Ltd.	4,200	80,010
Mitsui OSK Lines Ltd.	1,600	28,628
Mizuho Financial Group, Inc.	11,100	120,153
MonotaRO Co. Ltd.	1,200	18,414
MS&AD Insurance Group Holdings, Inc.	2,100	55,614
Murata Manufacturing Co. Ltd.	2,700	124,273
NEC Corp.	1,100	35,222
Nexon Co. Ltd.	2,300	40,636
NGK Insulators Ltd.	1,200	14,936
Nidec Corp.	2,100	117,550
Nihon M&A Center Holdings, Inc.	1,400	16,012
Nintendo Co. Ltd.	5,000	201,671
Nippon Building Fund, Inc., REIT	7	30,803
Nippon Express Holdings, Inc.	400	20,332
Nippon Paint Holdings Co. Ltd.	3,700	24,993
Nippon Prologis, Inc., REIT	10	21,924
Nippon Sanso Holdings Corp.	700	11,065
Nippon Shinyaku Co. Ltd.	200	10,204
Nippon Steel Corp.	3,700	51,350
Nippon Telegraph & Telephone Corp.	5,600	151,045
Nippon Yusen KK	2,400	40,737
Nissan Chemical Corp.	600	26,804
Nissan Motor Co. Ltd.	11,100	35,771
Nisshin Seifun Group, Inc.	1,000	10,100
Nissin Foods Holdings Co. Ltd.	300	20,853
Nitori Holdings Co. Ltd.	400	33,568
Nitto Denko Corp.	700	37,902
Nomura Holdings, Inc.	13,900	46,049
Nomura Real Estate Holdings, Inc.	600	13,551
Nomura Real Estate Master Fund, Inc., REIT	20	22,105
Nomura Research Institute Ltd.	1,600	39,077
NTT Data Corp.	3,000	38,751
Obayashi Corp.	2,900	18,612
OBIC Co. Ltd.	300	40,228
Odakyu Electric Railway Co. Ltd.	1,300	16,751
Oji Holdings Corp.	3,800	14,100
Olympus Corp.	5,700	109,655
Omron Corp.	900	41,236
Ono Pharmaceutical Co. Ltd.	1,800	42,046
Open House Group Co. Ltd.	400	13,513
Oracle Corp.	200	10,601
Oriental Land Co. Ltd.	900	122,066
ORIX Corp.	5,700	79,852
Osaka Gas Co. Ltd.	1,800	27,137
Otsuka Corp.	500	15,594
Otsuka Holdings Co. Ltd.	1,800	56,997
Pan Pacific International Holdings Corp.	1,900	33,518
Panasonic Holdings Corp.	10,300	72,327
Persol Holdings Co. Ltd.	800	14,799
Rakuten Group, Inc.	4,000	17,118
Recruit Holdings Co. Ltd.	6,700	192,998
Renesas Electronics Corp. (A)	5,300	44,431
Resona Holdings, Inc.	10,300	37,692
Ricoh Co. Ltd.	2,700	19,770
Rohm Co. Ltd.	400	26,214
SBI Holdings, Inc.	1,200	21,534
SCSK Corp.	600	9,084
Secom Co. Ltd.	1,000	57,019
Seiko Epson Corp.	1,200	16,385
Sekisui Chemical Co. Ltd.	1,700	20,798
Sekisui House Ltd.	2,900	48,031
Seven & i Holdings Co. Ltd.	3,500	140,595
SG Holdings Co. Ltd.	1,400	19,175
Sharp Corp.	1,000	5,963
Shimadzu Corp.	1,100	28,860

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shimano, Inc.	300	$ 46,939
Shimizu Corp.	2,300	11,245
Shin-Etsu Chemical Co. Ltd.	1,700	168,227
Shionogi & Co. Ltd.	1,200	57,953
Shiseido Co. Ltd.	1,900	66,590
Shizuoka Bank Ltd. (A)	2,000	12,094
SMC Corp.	300	122,091
SoftBank Corp.	13,500	134,810
SoftBank Group Corp.	5,600	189,790
Sompo Holdings, Inc.	1,500	60,017
Sony Group Corp.	5,900	380,045
Square Enix Holdings Co. Ltd.	400	17,240
Subaru Corp.	2,900	43,826
SUMCO Corp.	1,700	19,807
Sumitomo Chemical Co. Ltd.	6,500	22,357
Sumitomo Corp.	5,300	65,478
Sumitomo Electric Industries Ltd.	3,500	35,530
Sumitomo Metal Mining Co. Ltd.	1,200	34,388
Sumitomo Mitsui Financial Group, Inc.	6,100	169,101
Sumitomo Mitsui Trust Holdings, Inc.	1,600	45,504
Sumitomo Realty & Development Co. Ltd.	1,400	31,839
Suntory Beverage & Food Ltd.	600	21,354
Suzuki Motor Corp.	1,700	52,921
Sysmex Corp.	800	42,749
T&D Holdings, Inc.	2,500	23,763
Taisei Corp.	900	24,960
Takeda Pharmaceutical Co. Ltd.	7,000	181,774
TDK Corp.	1,800	55,567
Terumo Corp.	3,000	84,331
TIS, Inc.	1,000	26,550
Tobu Railway Co. Ltd.	900	21,215
Toho Co. Ltd.	500	18,181
Tokio Marine Holdings, Inc.	8,700	154,626
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	23,655
Tokyo Electron Ltd.	700	172,476
Tokyo Gas Co. Ltd.	1,800	30,386
Tokyu Corp.	2,400	27,371
Toppan, Inc.	1,200	17,875
Toray Industries, Inc.	6,600	32,484
Toshiba Corp.	1,800	64,125
Tosoh Corp.	1,100	12,260
TOTO Ltd.	700	23,375
Toyota Industries Corp.	700	33,439
Toyota Motor Corp.	49,400	645,680
Toyota Tsusho Corp.	1,000	30,975
Trend Micro, Inc.	600	32,318
Unicharm Corp.	1,900	62,329
USS Co. Ltd.	1,100	16,989
Welcia Holdings Co. Ltd.	400	8,441
West Japan Railway Co.	1,000	38,224
Yakult Honsha Co. Ltd.	600	34,839
Yamaha Corp.	600	21,321
Yamaha Motor Co. Ltd.	1,400	26,230
Yamato Holdings Co. Ltd.	1,400	21,024
Yaskawa Electric Corp.	1,100	31,656
Yokogawa Electric Corp.	1,000	15,754
Z Holdings Corp.	12,000	31,808
ZOZO, Inc.	600	12,011

		12,949,191

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	787	11,863

Luxembourg - 0.2%
ArcelorMittal SA	2,519	50,124
Aroundtown SA	4,886	10,699

	Shares	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Eurofins Scientific SE	637	$ 37,815
Tenaris SA	2,302	29,786

		128,424

Netherlands - 4.4%
ABN AMRO Bank NV, CVA (C)	1,985	17,786
Adyen NV (A) (C)	102	127,210
Akzo Nobel NV	882	49,983
Argenx SE (A)	259	92,172
ASM International NV	220	49,260
ASML Holding NV	1,901	787,544
Euronext NV (C)	420	26,580
EXOR NV	515	33,049
Heineken Holding NV	470	32,176
Heineken NV	1,219	106,457
IMCD NV	258	30,589
ING Groep NV	18,262	156,477
JDE Peet’s NV	433	12,660
Just Eat Takeaway.com NV (A) (C)	812	12,596
Koninklijke Ahold Delhaize NV	4,895	124,683
Koninklijke DSM NV	829	94,332
Koninklijke KPN NV	15,878	42,972
Koninklijke Philips NV	4,123	63,480
NN Group NV	1,367	53,168
OCI NV	488	17,866
Prosus NV (A)	3,891	202,435
QIAGEN NV (A)	1,071	44,601
Randstad NV	598	25,810
Stellantis NV	10,298	121,704
Universal Music Group NV	3,411	63,888
Wolters Kluwer NV	1,231	119,867

		2,509,345

New Zealand - 0.2%
Auckland International Airport Ltd. (A)	5,679	22,763
Fisher & Paykel Healthcare Corp. Ltd.	2,589	26,835
Mercury Ltd.	2,985	9,503
Meridian Energy Ltd.	5,854	15,708
Spark New Zealand Ltd.	8,933	24,992
Xero Ltd. (A)	644	29,802

		129,603

Norway - 0.8%
Adevinta ASA (A)	1,201	7,155
Aker BP ASA	1,474	42,311
DNB Bank ASA	4,334	68,772
Equinor ASA	4,588	151,306
Gjensidige Forsikring ASA	914	15,684
Kongsberg Gruppen ASA	414	12,564
Mowi ASA	2,038	25,922
Norsk Hydro ASA	6,234	33,451
Orkla ASA	3,419	24,854
Salmar ASA	273	9,202
Telenor ASA	3,131	28,655
Yara International ASA	788	27,655

		447,531

Portugal - 0.2%
EDP - Energias de Portugal SA	13,043	56,607
Galp Energia SGPS SA	2,409	23,178
Jeronimo Martins SGPS SA	1,353	25,197

		104,982

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.6%
CapitaLand Integrated Commercial Trust, REIT	25,152	$ 33,457
Capitaland Investment Ltd.	11,894	28,615
CapLand Ascendas, REIT	15,303	28,545
CDL Hospitality Trusts	286	231
City Developments Ltd.	1,800	9,486
DBS Group Holdings Ltd.	8,546	197,698
Genting Singapore Ltd.	26,500	14,401
Grab Holdings Ltd., Class A (A)	6,100	16,043
Keppel Corp. Ltd.	6,900	33,202
Mapletree Logistics Trust, REIT	14,943	16,146
Mapletree Pan Asia Commercial Trust, REIT	10,200	12,144
Oversea-Chinese Banking Corp. Ltd.	15,560	127,497
Sea Ltd., ADR (A)	1,700	95,285
Singapore Airlines Ltd. (A)	6,300	22,266
Singapore Exchange Ltd.	4,100	26,898
Singapore Technologies Engineering Ltd.	7,100	17,640
Singapore Telecommunications Ltd.	37,700	69,565
United Overseas Bank Ltd.	5,500	99,619
UOL Group Ltd.	2,300	10,582
Venture Corp. Ltd.	1,300	14,772
Wilmar International Ltd.	8,900	23,677

		897,769

Spain - 2.4%
Acciona SA	114	20,036
ACS Actividades de Construccion y Servicios SA	1,099	24,694
Aena SME SA (A) (C)	348	36,115
Amadeus IT Group SA (A)	2,081	96,481
Banco Bilbao Vizcaya Argentaria SA	31,194	139,931
Banco Santander SA	81,283	189,137
CaixaBank SA	20,874	67,233
Cellnex Telecom SA (C)	2,556	78,844
EDP Renovaveis SA	1,371	28,202
Enagas SA	1,192	18,451
Endesa SA	1,515	22,755
Ferrovial SA	2,224	50,482
Grifols SA (A)	1,427	12,328
Iberdrola SA	27,794	259,156
Industria de Diseno Textil SA	5,012	103,431
Naturgy Energy Group SA	674	15,592
Red Electrica Corp. SA	1,893	29,049
Repsol SA	6,678	76,732
Siemens Gamesa Renewable Energy SA (A)	1,145	19,963
Telefonica SA	25,021	82,717

		1,371,329

Sweden - 3.1%
Alfa Laval AB	1,488	36,898
Assa Abloy AB, B Shares	4,732	88,659
Atlas Copco AB, A Shares	12,456	115,770
Atlas Copco AB, B Shares	7,336	60,808
Boliden AB	1,286	39,732
Electrolux AB, B Shares	1,026	10,664
Embracer Group AB (A)	3,069	18,190
Epiroc AB, Class A	2,967	42,444
Epiroc AB, Class B	1,856	23,403
EQT AB	1,398	27,012
Essity AB, Class B	2,866	56,623
Evolution AB (C)	862	68,139
Fastighets AB Balder, B Shares (A)	2,826	11,280
Getinge AB, B Shares	1,011	17,289
H&M Hennes & Mauritz AB, B Shares	3,450	31,896

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, B Shares	9,020	$ 84,239
Holmen AB, B Shares	435	16,507
Husqvarna AB, B Shares	1,919	10,638
Industrivarden AB, A Shares	602	12,126
Industrivarden AB, C Shares	687	13,702
Indutrade AB	1,266	20,534
Investment AB Latour, B Shares	680	11,251
Investor AB, A Shares	2,357	36,118
Investor AB, B Shares	8,447	123,252
Kinnevik AB, Class B (A)	1,153	15,111
L E Lundbergforetagen AB, B Shares	350	12,635
Lifco AB, B Shares	1,018	14,123
Nibe Industrier AB, B Shares	7,162	63,887
Sagax AB, B Shares	915	15,064
Sandvik AB	4,910	66,931
Securitas AB, B Shares	1,468	10,191
Skandinaviska Enskilda Banken AB, Class A	7,540	71,862
Skanska AB, B Shares	1,530	19,042
SKF AB, B Shares	1,700	22,774
Svenska Cellulosa AB SCA, Class B	2,751	34,906
Svenska Handelsbanken AB, A Shares	6,986	57,348
Swedbank AB, A Shares	4,315	56,638
Swedish Match AB	7,456	73,753
Swedish Orphan Biovitrum AB (A)	783	15,133
Tele2 AB, B Shares	2,708	23,369
Telefonaktiebolaget LM Ericsson, B Shares	13,681	79,972
Telia Co. AB	12,167	35,042
Volvo AB, A Shares	846	12,519
Volvo AB, B Shares	7,095	100,401
Volvo Car AB, B Shares (A)	2,762	11,985

		1,789,860

Switzerland - 11.2%
ABB Ltd.	7,662	197,828
Adecco Group AG	745	20,562
Alcon, Inc.	2,282	132,551
Bachem Holding AG	135	8,490
Baloise Holding AG	218	27,855
Barry Callebaut AG	16	30,160
Chocoladefabriken Lindt & Spruengli AG	6	147,908
Cie Financiere Richemont SA, Class A	2,438	230,136
Clariant AG	978	15,622
Coca-Cola HBC AG	901	18,826
Credit Suisse Group AG (A)	12,151	48,064
EMS-Chemie Holding AG	32	20,200
Geberit AG	166	71,179
Givaudan SA	42	126,882
Glencore PLC	46,306	243,339
Holcim AG (A)	2,569	105,279
Julius Baer Group Ltd. (A)	1,007	43,945
Kuehne & Nagel International AG	247	50,297
Logitech International SA	800	36,574
Lonza Group AG	343	167,004
Nestle SA	13,018	1,407,992
Novartis AG	10,128	772,128
Partners Group Holding AG	104	83,698
Roche Holding AG	3,409	1,117,812
Schindler Holding AG	277	42,565
SGS SA	30	64,192
Siemens Energy AG (A)	2,076	22,858
SIG Group AG (A)	1,433	29,096
Sika AG	683	137,277
Sonova Holding AG	245	53,915
STMicroelectronics NV	3,200	99,447

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Straumann Holding AG	527	$ 48,199
Swatch Group AG	407	41,716
Swiss Life Holding AG	142	62,737
Swiss Prime Site AG	357	28,438
Swiss Re AG	1,381	101,854
Swisscom AG	120	56,189
Temenos AG	304	20,495
UBS Group AG	16,354	237,263
VAT Group AG (A) (C)	119	24,149
Zurich Insurance Group AG	695	277,062

		6,471,783

United Kingdom - 14.7%
3i Group PLC	4,515	54,214
abrdn PLC	9,429	14,424
Admiral Group PLC	870	18,482
Anglo American PLC	5,951	178,684
Ashtead Group PLC	2,073	93,098
Associated British Foods PLC	1,691	23,628
AstraZeneca PLC	7,237	795,559
Auto Trader Group PLC (C)	4,188	23,751
AVEVA Group PLC	593	20,460
Aviva PLC	13,523	57,998
BAE Systems PLC	14,853	130,505
Barclays PLC	78,854	125,467
Barratt Developments PLC	4,845	18,311
Berkeley Group Holdings PLC	513	18,743
BP PLC	90,507	432,477
British American Tobacco PLC	10,057	360,619
British Land Co. PLC, REIT	3,992	15,462
BT Group PLC	32,207	43,296
Bunzl PLC	1,591	48,610
Burberry Group PLC	1,909	38,133
CNH Industrial NV	4,787	53,577
Coca-Cola Europacific Partners PLC	947	40,361
Compass Group PLC	8,344	166,149
Croda International PLC	642	45,854
Diageo PLC	10,697	450,274
Entain PLC	2,728	32,617
Ferguson PLC	1,035	107,360
GSK PLC	19,002	274,440
Haleon PLC (A)	23,489	73,238
Halma PLC	1,791	40,284
Hargreaves Lansdown PLC	1,536	14,710
HSBC Holdings PLC	93,596	484,627
Imperial Brands PLC	4,149	85,315
Informa PLC	6,780	38,754
InterContinental Hotels Group PLC	849	40,889
Intertek Group PLC	723	29,664
J Sainsbury PLC	7,773	15,053
JD Sports Fashion PLC	11,175	12,311
Johnson Matthey PLC	930	18,776
Kingfisher PLC	9,457	23,020
Land Securities Group PLC, REIT	3,220	18,606
Legal & General Group PLC	27,800	66,358
Lloyds Banking Group PLC	331,988	150,054
London Stock Exchange Group PLC	1,544	130,389
M&G PLC	11,649	21,459
Melrose Industries PLC	21,161	23,662
Mondi PLC	2,203	33,843
National Grid PLC	16,900	173,970
NatWest Group PLC	23,876	59,468
Next PLC	595	31,580
Ocado Group PLC (A)	2,724	14,136
Pearson PLC	3,441	32,860
Persimmon PLC	1,443	19,735

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Phoenix Group Holdings PLC	3,708	$ 21,595
Prudential PLC	12,946	126,711
Reckitt Benckiser Group PLC	3,350	222,043
RELX PLC	9,062	221,437
Rentokil Initial PLC	8,822	46,761
Rio Tinto PLC	5,243	283,677
Rolls-Royce Holdings PLC (A)	39,559	30,296
Sage Group PLC	4,596	35,420
Schroders PLC	3,241	13,931
Segro PLC, REIT	5,626	46,943
Severn Trent PLC	1,166	30,481
Shell PLC	34,845	864,432
Smith & Nephew PLC	4,141	47,799
Smiths Group PLC	1,756	29,250
Spirax-Sarco Engineering PLC	340	39,084
SSE PLC	5,128	86,591
St. James’s Place PLC	2,543	28,960
Standard Chartered PLC	11,872	74,254
Taylor Wimpey PLC	16,290	15,862
Tesco PLC	36,013	82,652
Unilever PLC	11,919	523,719
United Utilities Group PLC	3,186	31,459
Vodafone Group PLC	126,305	141,361
Whitbread PLC	897	22,738
WPP PLC	5,321	43,926

		8,446,696

Total Common Stocks (Cost $66,537,721)		56,543,591

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 8.79% (D)	261	16,949
Henkel AG & Co. KGaA, 3.04% (D)	800	47,510
Porsche Automobil Holding SE, 4.42% (D)	712	40,116
Sartorius AG, 0.36% (D)	111	38,395
Volkswagen AG, 6.01% (D)	869	106,185

Total Preferred Stocks (Cost $347,961)		249,155

RIGHT - 0.0% (B)
Sweden - 0.0% (B)
Securitas AB, (A) Exercise Price SEK 46, Expiration Date 10/11/2022	5,872	2,450

Total Right (Cost $3,832)		2,450

Total Investments (Cost $66,889,514)		56,795,196
Net Other Assets (Liabilities) - 1.3%		745,392

Net Assets - 100.0%		$ 57,540,588

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	10	12/16/2022	$ 903,407	$ 830,300	$ —	$ (73,107)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.6%	$5,462,736
Banks	9.1	5,190,924
Insurance	5.0	2,859,173
Oil, Gas & Consumable Fuels	4.9	2,768,270
Food Products	3.7	2,126,867
Metals & Mining	3.4	1,950,864
Automobiles	3.1	1,766,994
Textiles, Apparel & Luxury Goods	3.1	1,760,425
Chemicals	3.0	1,725,875
Machinery	2.8	1,593,276
Capital Markets	2.7	1,518,968
Semiconductors & Semiconductor Equipment	2.6	1,448,696
Beverages	2.3	1,312,454
Personal Products	2.1	1,198,022
Diversified Telecommunication Services	2.0	1,115,501
Electric Utilities	1.9	1,074,038
Health Care Equipment & Supplies	1.9	1,064,002
Electrical Equipment	1.7	947,281
Professional Services	1.6	930,205
Industrial Conglomerates	1.6	880,742
Trading Companies & Distributors	1.6	880,271
IT Services	1.5	871,404
Real Estate Management & Development	1.5	854,285
Electronic Equipment, Instruments & Components	1.5	850,484
Software	1.5	826,038
Hotels, Restaurants & Leisure	1.4	815,110
Food & Staples Retailing	1.4	778,713
Equity Real Estate Investment Trusts	1.3	721,888
Wireless Telecommunication Services	1.3	708,602
Aerospace & Defense	1.2	704,274
Household Durables	1.1	641,267
Biotechnology	1.1	636,129
Building Products	1.1	612,440
Tobacco	1.1	610,067
Entertainment	0.9	537,448
Multi-Utilities	0.9	523,488
Construction & Engineering	0.8	429,808
Diversified Financial Services	0.8	424,847
Road & Rail	0.8	423,972
Household Products	0.7	416,615
Specialty Retail	0.7	410,363
Auto Components	0.6	355,061
Internet & Direct Marketing Retail	0.5	309,396
Commercial Services & Supplies	0.5	299,470
Life Sciences Tools & Services	0.5	289,602
Construction Materials	0.5	289,278
Air Freight & Logistics	0.5	284,097
Transportation Infrastructure	0.5	271,451
Technology Hardware, Storage & Peripherals	0.5	269,856
Media	0.4	245,299
Paper & Forest Products	0.4	213,900
Multiline Retail	0.4	210,047
Marine	0.4	208,415
Gas Utilities	0.4	206,835
Communications Equipment	0.3	188,423
Health Care Providers & Services	0.3	156,670

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Interactive Media & Services	0.2%		$130,276
Leisure Products	0.2		126,911
Airlines	0.1		78,019
Water Utilities	0.1		61,940
Containers & Packaging	0.1		61,842
Health Care Technology	0.1		58,636
Independent Power & Renewable Electricity Producers	0.1		45,367
Energy Equipment & Services	0.1		29,786
Distributors	0.0	(B)	16,204
Diversified Consumer Services	0.0	(B)	15,589

Investments	100.0		56,795,196

Total Investments	100.0%		$56,795,196

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$347,858	$56,195,733	$—	$56,543,591
Preferred Stocks	—	249,155	—	249,155
Right	—	2,450	—	2,450

Total Investments	$347,858	$56,447,338	$—	$56,795,196

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(73,107)	$—	$—	$(73,107)

Total Other Financial Instruments	$(73,107)	$—	$—	$(73,107)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $825,990, representing 1.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 10

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 11